Fair values	12 Months Ended
Dec. 31, 2012
Fair values
Fair values

Note 6—Fair values

Recurring fair value measures

        The following tables show the fair value of financial assets and liabilities measured at fair value on a recurring basis:

	December 31, 2012
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Assets
Available-for-sale securities in "Cash and equivalents"
Debt securities—Corporate	—	128	—	128
Available-for-sale securities in "Marketable securities and short-term investments"
Equity securities	3	1,279	—	1,282
Debt securities—U.S. government obligations	159	—	—	159
Debt securities—Other government obligations	—	3	—	3
Debt securities—Corporate	—	117	—	117
Available-for-sale securities in "Other non-current assets"
Equity securities	2	—	—	2
Derivative assets—current in "Other current assets"	—	296	—	296
Derivative assets—non-current in "Other non-current assets"	—	144	—	144

Total	164	1,967	—	2,131

Liabilities
Derivative liabilities—current in "Provisions and other current liabilities"	4	192	—	196
Derivative liabilities—non-current in "Other non-current liabilities"	—	69	—	69

Total	4	261	—	265

	December 31, 2011
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Assets
Available-for-sale securities in "Cash and equivalents"
Debt securities—Corporate	—	180	—	180
Available-for-sale securities in "Marketable securities and short-term investments"
Equity securities	3	54	—	57
Debt securities—U.S. government obligations	761	—	—	761
Debt securities—Other government obligations	—	3	—	3
Debt securities—Corporate	—	125	—	125
Available-for-sale securities in "Other non-current assets"
Equity securities	5	—	—	5
Derivative assets—current in "Other current assets"	2	252	—	254
Derivative assets—non-current in "Other non-current assets"	—	105	—	105

Total	771	719	—	1,490

Liabilities
Derivative liabilities—current in "Provisions and other current liabilities"	4	427	—	431
Derivative liabilities—non-current in "Other non-current liabilities"	—	61	—	61

Total	4	488	—	492

        The Company uses the following methods and assumptions in estimating fair values of financial assets and liabilities measured at fair value on a recurring basis:

  •
  Available-for-sale securities in "Cash and equivalents", "Marketable securities and short-term investments" and "Other non-current assets":  If quoted market prices in active markets for identical assets are available, these are considered Level 1 inputs; however, when markets are not active, these inputs are considered Level 2. If such quoted market prices are not available, fair value is determined using market prices for similar assets or present value techniques, applying an appropriate risk-free interest rate adjusted for non-performance risk. The inputs used in present value techniques are observable and fall into the Level 2 category.

  •
  Derivatives:  The fair values of derivative instruments are determined using quoted prices of identical instruments from an active market, if available (Level 1). If quoted prices are not available, price quotes for similar instruments, appropriately adjusted, or present value techniques, based on available market data, or option pricing models are used. Cash-settled call options hedging the Company's WAR liability are valued based on bid prices of the equivalent listed warrant. The fair values obtained using price quotes for similar instruments or valuation techniques represent a Level 2 input unless significant unobservable inputs are used.

Non-recurring fair value measures

        During 2012, impairment charges of $87 million were recorded as an adjustment to the fair value of certain equity-method investments. The non-recurring fair value measures were determined using a discounted cash flow model adjusted for industry and market conditions using Level 3 inputs and the resulting fair value of those assets remeasured during 2012 and still held at December 31, 2012, was not significant. Other non-recurring fair value measurements in 2012 were not significant. There were no significant non-recurring fair value measurements during 2011.

Disclosure about financial instruments carried on a cost basis

Cash and equivalents (excluding available-for-sale debt securities with original maturities up to 3 months):

        The carrying amounts of "Cash and equivalents" approximate the fair values, of which, at December 31, 2012, $2,784 million and $3,963 million, were determined using Level 1 and Level 2 inputs, respectively.

Marketable securities and short-term investments:

        In addition to the "Available-for-sale securities" disclosed in the "Recurring fair value measures" section above, "Marketable securities and short-term investments" at December 31, 2012, included time deposits of $30 million, the fair value of which was determined using Level 2 inputs and other short-term investments of $15 million, the fair value of which was determined using Level 1 inputs. The carrying amount of these investments approximates the fair value.

Receivables, net:

        The carrying amounts of "Receivables, net" approximate their fair values and include short-term loans granted. At December 31, 2012, the fair values of short-term loans, with carrying amounts of $7 million, were determined using Level 2 inputs.

Other non-current assets:

        Includes financing receivables (including loans granted) carried at amortized cost, less an allowance for credit losses, if required. Fair values are determined using a discounted cash flow methodology based upon loan rates of similar instruments and reflecting appropriate adjustments for non-performance risk. The carrying values and estimated fair values of long-term loans granted and outstanding at December 31, 2012, were $58 million and $59 million, respectively, and at December 31, 2011, were $52 million and $54 million, respectively. The fair values of long-term loans granted at December 31, 2012, were determined using Level 2 inputs.

        Includes held-to-maturity securities (see Note 4) whose carrying values and estimated fair values at December 31, 2012, were $97 million and $124 million, respectively, and at December 31, 2011, were $92 million and $120 million, respectively. The fair values of these securities at December 31, 2012, were determined using Level 2 inputs.

        Includes restricted cash and cash deposits (pledged in respect of a certain non-current deposit liability) totaling $271 million at December 31, 2012. Their carrying amounts approximate their fair values, which were determined using Level 1 inputs.

Accounts payable, trade:

        The carrying amounts of "Accounts payable, trade" approximate their fair values.

Short-term debt and current maturities of long-term debt, excluding finance lease liabilities:

        Includes commercial paper, bank borrowings and overdrafts as well as bonds maturing in the next 12 months. The carrying amounts of short-term debt and current maturities of long-term debt, excluding finance lease liabilities, approximate their fair values, of which, at December 31, 2012, $1,328 million and $1,184 million were determined using Level 1 and Level 2 inputs, respectively.

Long-term debt excluding finance lease liabilities:

        Fair values of bond issues are determined using quoted market prices. The fair values of other debt are determined using a discounted cash flow methodology based upon borrowing rates of similar debt instruments and reflecting appropriate adjustments for non-performance risk. The carrying value and estimated fair value of long-term debt, excluding finance lease liabilities, at December 31, 2012, were $7,449 million and $7,909 million, respectively, and at December 31, 2011, were $3,151 million and $3,218 million, respectively. Of the fair value amount of $7,909 million at December 31, 2012, $7,870 million was determined using Level 1 inputs, with the remaining amount determined using Level 2 inputs.